Background of companies included in consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Background of companies included in consolidation [Abstract]
Disclosure of Parent’s stand-alone assets and liabilities [Text Block]	6.1 Parent’s stand-alone assets and liabilities
	12/31/2017	12/31/2016
	ThUS$	ThUS$

Assets	3,658,528	3,824,137
Liabilities	(1,470,707)	(1,578,063)
Equity	2,187,821	2,246,074

Disclosure of interests in joint arrangements [text block]
The Joint Action Agreement has only transformed the current controller of SQM S.A., composed of the Pampa Group, and the Kowa Group, into related parties of SQM S.A.

Detail of effective concentration

Tax ID No.	Name	Ownership interest %
96,511,530-7	Sociedad de Inversiones Pampa Calichera S.A.	19.72
96,863,960-9	Inversiones Global Mining (Chile) Limitada	3.34
79,798,650-k	Inversiones la Esperanza (Chile) Ltda.	1.43
96,518,570-4	Kochi S.A.	0.30
Total Kowa Group		2.12

Disclosure of Information attributable to non-controlling interests [Text Block]
6.4     Information attributable to non-controlling interests

Subsidiary	% of interests in the ownership held by non-controlling interests .	Profit (loss) attributable to non-controlling interests		Equity, non-controlling interests		Dividends paid to non-controlling interests
		12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Proinsa Ltda.	0.1%	-	-	-	-	-	-
SQM Potasio S.A.	0.0000001%	-	-	-	-	-	-
Ajay SQM Chile S.A.	49%	(1,023)	1,360	8,307	8,303	989	1,163
SQM Indonesia S.A.	20%	-	-	1	1	-	-
Soquimich Comercial S.A.	39.3616784%	(100)	2,378	49,247	50,416	1,264	1,851
Comercial Agrorama Ltda.	30%	403	(106)	(184)	201	-	-
Agrorama S.A.	0.001%	-	-	-	-	-	-
Orcoma Estudios SPA	49%	-	2	2,277	2,277	-	-
SQM (Thailand) Limited.	0.004%	-	-	-	-	-	-
Total		(720)	3,634	59,648	61,198	2,253	3,014